Defined Benefit Liabilities (Assets) - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Expected contributions in 2022	₩ 187,598
Weighted average durations of defined benefit obligations	9 years 2 months 8 days	9 years 5 months 4 days